Retirement Benefits - Narrative (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation		$ 41.6	$ 46.5
Estimated amortization from AOCI of net actuarial losses		0.4
Expected Future Benefit Payments, Next Twelve Months		4.1
Multiemployer Plan, Period Contributions		1.6	1.7	1.8
Defined Contribution Plan, employer contributions		3.7	3.4	3.2
Pension Contributions	1.9
Estimated Future Employer Contributions in Current Fiscal Year	$ 2.0
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan Asset Allocations		40.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan Asset Allocations		54.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Pension Plan's interest in Master Trust		1.00%